Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Net premiums earned	$ 25,729.9	$ 22,474.0	$ 19,899.1
Investment income	563.1	478.9	454.6
Net realized gains (losses) on securities:
Net impairment losses recognized in earnings	(64.5)	(86.8)	(23.8)
Net realized gains (losses) on securities	114.1	137.9	136.5
Total net realized gains (losses) on securities	49.6	51.1	112.7
Fees and other revenues	370.6	332.5	302.0
Service revenues	126.8	103.3	86.3
Other (gains) losses	(1.0)	1.6	(0.9)
Total revenues	26,839.0	23,441.4	20,853.8
Expenses
Losses and loss adjustment expenses	18,808.0	16,879.6	14,342.0
Policy acquisition costs	2,124.9	1,863.8	1,651.8
Other underwriting expenses	3,480.7	2,972.0	2,712.1
Investment expenses	23.9	22.4	22.8
Service expenses	109.5	92.0	77.5
Interest expense	153.1	140.9	136.0
Total expenses	24,700.1	21,970.7	18,942.2
Net Income
Income before income taxes	2,138.9	1,470.7	1,911.6
Provision for income taxes	540.8	413.5	611.1
Net income	1,598.1	1,057.2	1,300.5
Net (income) loss attributable to noncontrolling interest (NCI)	(5.9)	(26.2)	(32.9)
Net income attributable to Progressive	1,592.2	1,031.0	1,267.6
Changes in:
Total net unrealized gains on securities	355.4	130.6	(212.9)
Net unrealized losses on forecasted transactions	(5.4)	(1.2)	(9.7)
Foreign currency translation adjustment	1.1	0.4	(1.2)
Other comprehensive income (loss)	351.1	129.8	(223.8)
Other comprehensive (income) loss attributable to NCI	(2.3)	3.2	1.1
Comprehensive income attributable to Progressive	$ 1,941.0	$ 1,164.0	$ 1,044.9
Computation of Per Share Earnings Attributable to Progressive
Average shares outstanding — Basic	580.8	581.7	585.5
Net effect of dilutive stock-based compensation	4.9	3.3	3.7
Total average equivalent shares — Diluted	585.7	585.0	589.2
Basic: Earnings per share (usd per share)	$ 2.74	$ 1.77	$ 2.16
Diluted: Earnings per share (usd per share)	$ 2.72	$ 1.76	$ 2.15